                                    FORM N-14

          As filed with the Securities and Exchange Commission on July 13, 2001
                                                Securities Act File No. __-_____
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /
                         Pre-Effective Amendment No. / /
                        Post-Effective Amendment No. / /

                                WT Mutual Fund II
               (Exact Name of Registrant as Specified in Charter)

                            1100 North Market Street
                              Wilmington, DE 19890

               (Address of Principal Executive Offices) (Zip Code)

                                 (302) 651-8377
                  (Registrant's Area Code and Telephone Number)

                         Robert J. Christian, President
                                WT Mutual Fund II
                            1100 North Market Street
                              Wilmington, DE 19890
                     (Name and Address of Agent for Service)

                                 With copies to:

          Joseph V. Del Raso, Esq.               Steven R. Howard, Esq.
            Pepper Hamilton LLP         Paul, Weiss, Rifkind, Wharton & Garrison
          3000 Two Logan Square              1285 Avenue of the Americas
          Philadelphia, PA 19103                  New York, NY 10019
                            ------------------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.
--------------------------------------------------------------------------------

 It is proposed that this filing will become effective on ______, 2001 pursuant to Rule 488 under the Securities Act of 1933.
--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                             HSBC MUTUAL FUNDS TRUST

                                Fixed Income Fund
                             Growth and Income Fund
                            International Equity Fund
                           New York Tax-Free Bond Fund

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 634-2536
                               _____________, 2001


Dear Shareholder:

         The Board of Trustees of HSBC Mutual Funds Trust (the "Trust") has called Special Meetings (the "Meetings") of Shareholders of the Growth and Income Fund, Fixed Income Fund, International Equity Fund and New York Tax-Free Bond Fund (collectively, the "HSBC Funds"), each a series of the Trust, scheduled to be held at 10:00 a.m., local time, on August ___, 2001 at the offices of the Trust at 3435 Stelzer Road Columbus, Ohio 43219.

         The Board of Trustees of the Trust has approved a reorganization of each of HSBC Funds into a corresponding series of WT Mutual Fund II (collectively, the "Successor Funds"), which are managed by Rodney Square Management Corporation, a wholly owned subsidiary of Wilmington Trust Corporation (collectively, the "Reorganization"). If approved by shareholders, you would become a shareholder of the Successor Funds on the date that the Reorganization occurs. Each Successor Fund has investment objectives and policies that are substantially similar to those of the corresponding HSBC Fund[, and the Reorganization is expected to result in operating expenses that are lower for shareholders].

         You are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the policies and expenses of each of the funds for your evaluation.

         AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF THE HSBC FUNDS UNANIMOUSLY APPROVED THIS PROPOSAL AND RECOMMENDED SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

         A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

         YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN __________, 2001.

         [The Trust is using [Shareholder Communications Corporation], a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Meetings approaches, if we have not already heard from you, you may receive a telephone call from Shareholder Communications Corporation reminding you to exercise your right to vote.]

         We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                   Sincerely,

                                   [Name]
                                   [Title]

                             HSBC Mutual Funds Trust
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                                 (800) 634-2536

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF

                             GROWTH AND INCOME FUND
                                FIXED INCOME FUND
                            INTERNATIONAL EQUITY FUND
                           NEW YORK TAX-FREE BOND FUND


                         SCHEDULED FOR AUGUST ___, 2001

To the Shareholder:

         Special Meetings of Shareholders of the Fixed Income Fund, Growth and Income Fund, International Equity Fund and New York Tax-Free Bond Fund (each, an "HSBC Fund" and collectively, the "HSBC Funds"), each a series of HSBC Mutual Funds Trust (the "Trust") is scheduled for August ___, 2001 at 10:00 a.m., local time, at the offices of the Trust at 3435 Stelzer Road Columbus, Ohio 43219 ("Special Meetings").

         At the Special Meetings, you will be asked to consider and approve the following:

         1.       FIXED INCOME FUND SHAREHOLDERS ONLY:

                  To approve an Agreement and Plan of Reorganization for Fixed Income Fund providing for (a) the transfer of all of its assets and liabilities to Wilmington Corporate Bond Portfolio, a newly-created fund in exchange for shares of Wilmington Corporate Bond Portfolio, (b) the investment of assets acquired by Wilmington Corporate Bond Portfolio in Corporate Bond Series, and (c) the subsequent liquidation of the Fixed Income Fund.

                  BY APPROVING THE AGREEMENT AND PLAN OF REORGANIZATION FOR YOUR HSBC FUND, YOU WOULD BE AUTHORIZING FUNDAMENTAL INVESTMENT POLICIES PERMITTING YOUR REORGANIZED HSBC FUND TO INVEST ALL OF ITS ASSETS IN A CORRESPONDING MASTER FUND WITH THE SAME INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT STRATEGIES AND INVESTMENT RISKS AS YOUR CURRENT HSBC FUND.

                  THE BOARD OF TRUSTEES OF YOUR HSBC FUND UNANIMOUSLY APPROVED THIS PROPOSAL.

                  GROWTH AND INCOME FUND SHAREHOLDERS ONLY:

                  To approve an Agreement and Plan of Reorganization for Growth and Income Fund providing for (a) the transfer of all of its assets and liabilities to Wilmington Growth and Income Portfolio, a newly-created fund in exchange for shares of Wilmington Growth and Income Portfolio, (b) the investment of assets acquired by Wilmington Growth and Income Portfolio in Growth and Income Series, and (c) the subsequent liquidation of the Growth and Income Fund.

                  BY APPROVING THE AGREEMENT AND PLAN OF REORGANIZATION FOR YOUR HSBC FUND, YOU WOULD BE AUTHORIZING FUNDAMENTAL INVESTMENT POLICIES PERMITTING YOUR REORGANIZED HSBC FUND TO INVEST ALL OF ITS ASSETS IN A CORRESPONDING MASTER FUND WITH THE SAME INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT STRATEGIES AND INVESTMENT RISKS AS YOUR CURRENT HSBC FUND.

                  THE BOARD OF TRUSTEES OF YOUR HSBC FUND UNANIMOUSLY APPROVED THIS PROPOSAL.

                  INTERNATIONAL EQUITY FUND SHAREHOLDERS ONLY:

                  To approve an Agreement and Plan of Reorganization for International Equity Fund providing for (a) the transfer of all of its assets and liabilities to Wilmington International Equity Portfolio, a newly-created fund in exchange for shares of Wilmington International Equity Portfolio, (b) the investment of assets acquired by International Equity Series, and (c) the subsequent liquidation of the HSBC International Equity Fund.

                  BY APPROVING THE AGREEMENT AND PLAN OF REORGANIZATION FOR YOUR HSBC FUND, YOU WOULD BE AUTHORIZING FUNDAMENTAL INVESTMENT POLICIES PERMITTING YOUR REORGANIZED HSBC FUND TO INVEST ALL OF ITS ASSETS IN A CORRESPONDING MASTER FUND WITH THE SAME INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT STRATEGIES AND INVESTMENT RISKS AS YOUR CURRENT HSBC FUND.

                  THE BOARD OF TRUSTEES OF YOUR HSBC FUND UNANIMOUSLY APPROVED THIS PROPOSAL.

                  NEW YORK TAX-FREE BOND FUND SHAREHOLDERS ONLY:

                  To approve an Agreement and Plan of Reorganization for New York Tax-Free Bond Fund providing for (a) the transfer of all of its assets and liabilities to Wilmington New York Tax-Free Bond Portfolio, a newly-created fund in exchange for shares of Wilmington New York Tax-Free Bond Portfolio, (b) the investment of assets acquired by Wilmington New York Tax-Free Bond Portfolio in New York Tax-Free Bond Series, and (c) the subsequent liquidation of the New York Tax-Free Bond Fund.


                  BY APPROVING THE AGREEMENT AND PLAN OF REORGANIZATION FOR YOUR HSBC FUND, YOU WOULD BE AUTHORIZING FUNDAMENTAL INVESTMENT POLICIES PERMITTING YOUR REORGANIZED HSBC FUND TO INVEST ALL OF ITS ASSETS IN A CORRESPONDING MASTER FUND WITH THE SAME INVESTMENT OBJECTIVE AND SIMILAR INVESTMENT STRATEGIES AND INVESTMENT RISKS AS YOUR CURRENT HSBC FUND.

                  THE BOARD OF TRUSTEES OF YOUR HSBC FUND UNANIMOUSLY APPROVED THIS PROPOSAL.

                  TO BE CONSIDERED BY ALL HSBC FUND SHAREHOLDERS:

         2. [To consider the election of six persons to the Board of Trustees of WT Mutual Fund II.]

        [3.] To transact such other business as may properly come before the Special Meetings or any adjournments thereof.

         Shareholders of record at the close of business on August 3, 2001, are entitled to notice of, and to vote at, the meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.

                               By Order of the Board of Trustees



                               Alaina V. Metz,
                               Assistant Secretary


______________, 2001

                               TABLE OF CONTENTS

INTRODUCTION...................................................................1
      Summary..................................................................1
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPLE INVESTMENT STRATEGIES AND
OTHER POLICIES.................................................................6
      Wilmington Corporate Bond Portfolio......................................6
      Wilmington Growth and Income Portfolio...................................6
      Wilmington International Equity Successor Portfolio......................6
      Wilmington New York Tax-Free Bond Portfolio..............................7
      Risk Factors.............................................................8
      Temporary Defensive Positions............................................9
      Master Feeder Structure..................................................9
INFORMATION REGARDING THE INVESTMENT ADVISER AND SUB-ADVISER...................9
      Investment Adviser and Advisory Agreement................................9
      [Relative Performance....................................................9
      Investment Personnel of RSMC............................................10
      Delaware International Advisers Ltd.....................................13
      Investment Personnel of Delaware International Advisers Ltd.............13
COMPARISON OF FEES AND EXPENSES...............................................14
      Total Operating Expenses................................................14
      Distribution (12b-1) Fees...............................................14
      Shareholder Service Fee.................................................14
      Expense Limitation Arrangements.........................................14
      Expense Table...........................................................15
INFORMATION ABOUT THE REORGANIZATION..........................................21
      The Reorganization Agreement............................................22
      Reasons for the Reorganization..........................................22
      Board Considerations....................................................23
      Tax Considerations......................................................24
      Description of Securities to Be Issued..................................24
      Capitalization..........................................................25
      Expenses of the Reorganization..........................................25
[INFORMATION ABOUT THE NOMINATED TRUSTEES]....................................25
ADDITIONAL INFORMATION ABOUT THE HSBC FUNDS AND SUCCESSOR FUNDS...............25
      Purchases, Redemptions and Exchange of Shares...........................25
      Dividends and Other Distributions.......................................26
      Form of Organization....................................................26
      Service Providers.......................................................27
GENERAL INFORMATION ABOUT THE PROXY STATEMENT.................................27
      Solicitation of Proxies.................................................28
      Voting Rights...........................................................29
      Other Matters to Come Before the Meeting................................30
      Shareholder Proposals...................................................30
      Reports to Shareholders.................................................30
      Legal Matters

APPENDIX A...................................................................A-1
APPENDIX B...................................................................B-1
APPENDIX C...................................................................C-1

                           PROXY STATEMENT/PROSPECTUS

                       SPECIAL MEETING OF SHAREHOLDERS OF

                             GROWTH AND INCOME FUND
                                FIXED INCOME FUND
                            INTERNATIONAL EQUITY FUND
                           NEW YORK TAX-FREE BOND FUND


                         SCHEDULED FOR AUGUST ____, 2001

                                  INTRODUCTION

         This Proxy Statement/Prospectus provides you with information about a proposed transaction relating to each series of HSBC Mutual Funds Trust. This transaction involves the transfer of all the assets and liabilities of Fixed Income Fund, Growth and Income Fund, International Equity Fund and New York Tax-Free Bond Fund (each, an "HSBC Fund" and, collectively, the "HSBC Funds") to Wilmington Corporate Bond Portfolio, Wilmington Growth and Income Portfolio, Wilmington International Equity Portfolio and Wilmington New York Tax-Free Bond Portfolio, respectively, each a newly-created series of WT Mutual Fund II (each, a "Successor Fund" and collectively, the "Successor Funds") in exchange for shares of the Successor Fund (the "Reorganization"). Each HSBC Fund would then distribute to its shareholders their portion of the shares of the Successor Fund it receives in the Reorganization. The result would be a liquidation of each HSBC Fund. You would receive shares of the Successor Fund having an aggregate value equal to the aggregate value of the shares you held of the HSBC Fund, as of the close of business on the day of the closing of the Reorganization. You are being asked to vote on an Agreement and Plan of Reorganization for the HSBC Fund of which you are a shareholder through which these transactions would be accomplished.

         Because you, as a shareholder of a HSBC Fund, are being asked to approve transactions that will result in your holding of shares of a Successor Fund, this Proxy Statement also serves as a Prospectus for the Successor Funds.

         This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Successor Funds that you should know before investing. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each Successor Fund, see the prospectuses and the Statement of Additional Information ("SAI") for the Successor Funds, each dated ________________2001, which are incorporated by reference herein. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each HSBC Fund, see the prospectuses and SAI for the HSBC Funds, each dated April 30, 2001, which are incorporated by reference herein. Each of the HSBC Funds also provides periodic reports to its shareholders, which highlight certain important information about it, including investment results and financial information. The annual report dated December 31, 2000, and the semi-annual report dated June 30, 2000 for the HSBC Funds, are incorporated by reference herein. You may receive a copy of the most current version of the prospectus and SAI for the HSBC Funds and Successor Funds, and the annual and semi-annual reports for the HSBC Funds, without charge, by calling
(800) 336-9970 (for the Successor Funds) and (800) 634-2536 (for the HSBC Funds). A copy of the SAI relating to the Reorganization is available upon request and without charge by calling 1-800-336-9970.

         You can copy and review information about each HSBC Fund and Successor Fund (including each SAI) at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission's Internet site at http:/www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         AN INVESTMENT IN A SUCCESSOR FUND OR HSBC FUND IS NOT A DEPOSIT IN A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

Summary

         You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the prospectus for each of the Successor Funds and HSBC Funds and the Agreement and Plan of Reorganization, which are attached hereto as APPENDIX A.

         THE PROPOSED REORGANIZATION. On June 22, 2001, the Board of Trustees of HSBC Funds Trust approved an Agreement and Plan of Reorganization with respect to each HSBC Fund (the "Reorganization Agreement").

         Subject to shareholder approval, the Reorganization Agreement respecting Fixed Income Fund provides for:

- the transfer of all of the assets of Fixed Income Fund to a Wilmington Corporate Bond Portfolio, in exchange for shares of Wilmington Corporate Bond Portfolio, and the subsequent investment of all of the assets acquired by the Wilmington Corporate Bond Portfolio in Corporate Bond Series, a Series of WT Investment Trust I;

- the assumption by the Wilmington Corporate Bond Portfolio of all of the liabilities of the Fixed Income Fund;

- the distribution of the Wilmington Corporate Bond Portfolio shares to the shareholders of the Fixed Income Fund; and

-    the complete liquidation of the Fixed Income Fund.

         Subject to shareholder approval, the Reorganization Agreement respecting Growth and Income Fund provides for:

- the transfer of all of the assets of Growth and Income Fund to a Wilmington Growth and Income Portfolio, in exchange for shares of Wilmington Growth and Income Portfolio, and the subsequent investment of all of the assets acquired by the Wilmington Growth and Income Portfolio in WT Growth and Income Series, a Series of WT Investment Trust I;

- the assumption by the Wilmington Growth and Income Portfolio of all of the liabilities of the Growth and Income Fund;

- the distribution of the Wilmington Growth and Income Portfolio shares to the shareholders of the Growth and Income Fund; and

-    the complete liquidation of the Growth and Income Fund.

         Subject to shareholder approval, the Reorganization Agreement respecting International Equity Fund provides for:

- the transfer of all of the assets of International Equity Fund to a Wilmington International Equity Portfolio, in exchange for shares of Wilmington International Equity Portfolio, and the subsequent investment of all of the assets acquired by the Wilmington International Equity Portfolio in International Equity Series, a Series of WT Investment Trust I;

- the assumption by the Wilmington International Equity Portfolio of all of the liabilities of the International Equity Fund;

- the distribution of the Wilmington International Equity Portfolio shares to the shareholders of the International Fund; and

-    the complete liquidation of the International Equity Fund.

         Subject to shareholder approval, the Reorganization Agreement respecting New York Tax-Free Bond Fund provides for:

- the transfer of all of the assets of New York Tax-Free Bond Fund to a Wilmington New York Tax-Free Bond Portfolio, in exchange for shares of Wilmington New York Tax-Free Bond Portfolio, and the subsequent investment of all of the assets acquired by the Wilmington New York Tax-Free Bond Portfolio in New York Tax-Free Bond Series, a series of WT Investment Trust I;

- the assumption by the Wilmington New York Tax-Free Bond Portfolio of all of the liabilities of the New York Tax-Free Bond Fund;

- the distribution of the Wilmington New York Tax-Free Bond Portfolio shares to the shareholders of the New York Tax-Free Bond Fund; and

-    the complete liquidation of New York Tax-Free Bond Fund.

         The preceding is hereinafter collectively referred to as the "Reorganization." The Reorganization is expected to be effective at the closing of business on ___________, 2001, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each shareholder of Class A and Class C shares of an HSBC Fund will become as shareholder of Investor Class shares of the corresponding Successor Fund. Shareholders of Class B shares of an HSBC Fund will become a shareholder of Class B shares of the corresponding Successor Fund. Shareholders of Institutional Class of shares of International Equity Fund will become a shareholder of the same class of its corresponding Successor Fund.

         Each shareholder would hold, immediately after the Closing, shares of a Successor Fund having an aggregate value equal to the aggregate value of the shares of the corresponding Class of the HSBC Fund held by that shareholder as of the close of business on the day of the Closing.

         In considering whether to approve the Reorganization, you should note that:

- INVESTMENTS. The investment objectives and policies of the HSBC Funds and the Successor Funds are substantially similar.

- "MASTER-FEEDER" STRUCTURE OF OPERATION. Each Successor Fund operates as a "feeder fund" which means that the portfolio does not buy individual securities directly. Instead, it invests in a corresponding mutual fund or "master fund," which in turn purchases investment securities. For each HSBC Fund, the following chart shows the name of the Successor Fund that it would reorganize into and the corresponding Master Fund. Each master fund is a series of WT Investment Trust I. Each Successor Fund and its corresponding Master Fund have the same investment objective, policies and limitations. Rodney Square Management Corporation, a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser for each of the Master Funds.


HSBC FUND                                SUCCESSOR FUND                         MASTER FUND
---------                                --------------                         -----------
Growth and Income Fund                   Wilmington Growth and Income           WT Growth and Income Series
                                         Portfolio

Fixed Income Fund                        Wilmington Corporate Bond Portfolio    Corporate Bond Series

                                       4


International Equity Fund                Wilmington International Equity        International Equity Series
                                         Portfolio

New York Tax-Free Bond Fund              Wilmington New York Tax-Free Bond      New York Tax-Free Bond Series
                                         Portfolio


- CLASSES OF SHARES. Each Successor Fund, except Wilmington International Equity Portfolio offers two class of shares, Class B shares and Investor Class shares. These classes of shares are subject to a Rule 12b-1 fee and shareholder servicing fee. In addition to the Class B shares and Investor Class shares, Wilmington International Equity Portfolio offers Institutional Class shares, which are not subject to a Rule 12b-1 fee. After the Reorganization, holders of Class A and Class C shares of the HSBC Funds will receive Investor Class shares of the Successor Funds and holders of Class B shares of the HSBC Funds will receive Class B shares of the Successor Funds. Following the Reorganization, CLass B shares of the Successor Funds will no longer be offered.

- VALUE OF INVESTMENT. The value of your investment in an HSBC Fund would be the same immediately before and after the Reorganization. Thereafter, however, the value of your investment in a Successor Fund will fluctuate based on the investment performance of the Master Funds.

- FUND OPERATING EXPENSES. Following the Reorganization, the maximum total net operating expenses [after fee waivers and reimbursements] of each Successor Fund will be no greater than the current maximum total net expenses after contractual and voluntary waivers and reimbursements of each HSBC Fund.

- TAX CONSEQUENCES. For Federal income tax purpose, the exchange of shares in the Reorganization is not expected to result in recognition of gain or loss by an HSBC Fund or its shareholders.

     Approval of a Reorganization Agreement requires the affirmative vote of a majority of the outstanding shares of the relevant HSBC Fund.

     AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

                      COMPARISON OF INVESTMENT OBJECTIVES,
               PRINCIPLE INVESTMENT STRATEGIES AND OTHER POLICIES

         The following summarizes the investment objective and strategies of each of the Successor Funds. Except as noted below, each HSBC Fund and each Successor Fund and its corresponding Master Fund has the same investment objectives and policies and risks. For additional information on the investment objectives, strategies and policies of the Successor Funds, please refer to the prospectus statement of additional information of the Successor Funds.

         Unlike the HSBC Funds which invest directly in securities, each Successor Fund seeks to achieve its investment objective by investing in a Master Fund. Therefore, a reference to investments made by a Master Fund is also an investment of the investing Successor Fund.

WILMINGTON CORPORATE BOND PORTFOLIO

         INVESTMENT OBJECTIVE. The investment objective of Fixed Income Fund, Wilmington Corporate Bond Portfolio and Corporate Bond Series is to generate high current income consistent with capital appreciation.

         INVESTMENT STRATEGIES. Wilmington Corporate Bond Portfolio seeks to achieve its investment objective by investing all of its assets in Corporate Bond Series, which in turn invests in a diversified portfolio of fixed income securities. The Corporate Bond Series normally invests at least 80% of its total assets in fixed income securities rated at least "Baa" by Moody's Investor Services ("Moody's") or "BBB" by Standard and Poors Corporation ("S&P") or securities of comparable quality. These fixed income securities may include U.S. government securities, corporate bonds, asset-backed securities (including mortgage backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements. The balance of the portfolio's assets may be invested in variable and floating rate debt securities that meet similar standards.

         Unlike the Fixed Income Fund which expects to maintain an average quality rating of its investment portfolio of "Aa" by Moody's or "AA" by S&P, the Corporate Bond Series expects to maintain an average quality rating of its investment portfolio of "A" by Moody's or "A" b S&P, or equivalent quality.

WILMINGTON GROWTH AND INCOME PORTFOLIO

         INVESTMENT OBJECTIVE. The investment objective of Growth and Income Fund, Wilmington Growth and Income Portfolio and Growth and Income Series is long-term growth of capital and current income.

         INVESTMENT STRATEGIES. Wilmington Growth and Income Portfolio seeks to achieve its investment objective by investing all of its assets in Growth and Income Series, which in turn invests at least 80% of its total assets in common stock, preferred stocks and convertible securities. The balance of the Growth and Income Series' assets may be invested in various types of fixed income securities and money market instruments which may include U.S. government securities, corporate bonds, asset-backed securities (including mortgage-backed securities), obligations of savings and loans and U.S. and foreign banks, commercial paper and related repurchase agreements.

WILMINGTON INTERNATIONAL EQUITY SUCCESSOR PORTFOLIO

         INVESTMENT OBJECTIVE. The investment objective of International
Equity Fund, Wilmington International Equity Portfolio and International Equity Series is long-term capital appreciation.

         INVESTMENT STRATEGIES. Wilmington International Equity Portfolio seeks to achieve its investment objective by investing all of its assets in International Equity Series, which in turn invests at least 65% of its total assets in equity securities (including American, European and Global Depositary Receipts) issued by companies outside of the United States. The remaining balance of the total assets of International Equity Series are invested in equity and debt securities of companies based in, and debt securities of governments and other issuers issued in, the United States and outside of the United States, including bonds and money market instruments. The International Equity Series primarily invests in marketable companies located outside the United States, including but not limited to companies in Japan, the United Kingdom, Germany, France, Switzerland, the Netherlands, Sweden, Australia and Singapore. The International Equity Series may invest up to 20% of its total assets in "emerging markets" including Mexico, Hong Kong, Indonesia, Malaysia, Thailand, South Africa and Peru.

         A substantial portion of the assets of International Equity Series will be denominated in foreign currencies. The International Equity Series may selectively hedge its portfolio currency exposure primarily by entering into forward foreign currency exchange contracts.

WILMINGTON NEW YORK TAX-FREE BOND PORTFOLIO

         INVESTMENT OBJECTIVE. The investment objective of New York Tax-Free Bond Fund, Wilmington New York Tax-Free Bond Portfolio and New York Tax-Free Bond Series is high level of current income, exempt from regular Federal, New York State and New York City personal income taxes, as is consistent with preservation of capital.

         INVESTMENT STRATEGIES. Wilmington New York Tax-Free Bond Portfolio seeks to achieve its investment objective by investing all of its assets in New York Tax-Free Bond Series, which in turn invests primarily in municipal bonds, notes, commercial paper and other debt instruments of New York, its cities and municipalities, or other public authorities that are exempt from regular Federal, New York State and New York City income taxes. The New York Tax-Free Bond Series will normally invest at least 80% of its net assets in federally tax-exempt, interest paying municipal obligations that are not subject to Federal income tax and AMT. In addition, the New York Tax-Free Bond Series normally invests at least 80% if its total assets in bonds of New York issuers. The New York Tax-Free Bond Series' investment have an average portfolio maturity ranging from three years to 30 years.

         The New York Tax-Free Bond Series invests in:

- municipal bonds that are rate at least Baa by Moody's or BBB by S&P or of comparable quality;
- municipal notes that are rated MIG-2 or better by Moody's or SP-2 or better by S&P or of comparable quality;
- municipal commercial paper rated Prime-2 or better by Moody's or A-2 or better by S&P or of comparable quality.

         The New York Tax-Free Bond Series may invest 25% or more of its total assets in municipal bonds, notes, commercial paper and other debt instruments that are related in other ways such that an economic, business or political development or change affecting one such obligation could also affect the other obligations; for example, municipal bond oblations with interest that is paid from revenues of similar types of projects. In addition, from time to time, the New York Tax-Free Bond Series may invest 25% or more of its assets in industrial development bonds, which although issued by industrial development authorities, may be backed only by those assets and revenues of non-governmental users.

RISK FACTORS

         Because the HSBC Funds and Successor Funds have investment objectives and policies that are substantially similar, many of the risks of investing in a Successor Fund are similar to the risks of investing in its corresponding HSBC Fund. The main risk of an investment in each fund is that you may lose money on your investment. The value of each fund will decrease if the value of the fund's underlying investments decrease.

         INTEREST RATE RISK. Because the Successor Funds may invest in short-term securities, a decline in interest rates will affect the funds' yields as these securities mature or are sold and the funds purchase new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller for securities with longer maturities.

         CREDIT RISK. Each Successor Fund's investments is subject to credit risk. This is the risk that the issuer of a security will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit Risk includes the possibility that any of the Successor Fund's investments will have their credit ratings downgraded

         FOREIGN COUNTRY RISK. Each Successor Funds' investments in U.S. Dollar-denominated obligations (or credit and liquidity enhancements) of foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and commercial paper of foreign companies may be subject to foreign country risk. Foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases, significantly from U.S. standards. Foreign risk includes nationalization, expropriation or commandeering taxation, political changes or diplomatic developments that could adversely affect a fund's investments.

         MARKET RISK AND PREPAYMENT RISK. Each Successor Fund is also subject to market risk and prepayment risk. Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Prepayment risk is the risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

         EMERGING MARKET RISK. The Wilmington International Equity Portfolio is subject to this risk. This is the risk of investments in issuers of emerging market nations. Emerging markets are subject to even greater price volatility than investments in foreign securities beaus there is a greater risk of political or social upheaval in emerging markets.

         MUNICIPAL MARKET RISK. The Wilmington New York Tax-Free Bond Portfolio is subject to this risk. Municipal market risk is the risk that special factors, such as political or legislative changes or uncertainties related to the tax status of municipal securities, may adversely affect the value of municipal securities and have a significant effect on the value of the fund's investment.

         CONCENTRATION RISK. Because the Wilmington New York Tax-Free Bond Portfolio invests in a particular state's municipal obligations, factors affecting New York State and its municipalities, including economic, political, or regulatory occurrences, may have a significant effect on its net asset value. In addition, since the portfolio may invest up to 25% of its total assets in a single issuer's securities, factors affecting a single issuer in which the portfolio invests could have a more significant impact on the portfolio's net asset value.

TEMPORARY DEFENSIVE POSITIONS

         In order to meet liquidity needs or for temporary defensive purposes, each Successor Fund may invest up to 100% of its assets in fixed income securities, money market securities, certificates of deposit, bankers' acceptances, commercial paper or in equity securities which in the opinion of the Successor Funds' adviser are more conservative than the types of securities that the Successor Fund typically invests in. Successor Funds which have policies to invest 65% or 80% of their assets in specified investments will not invest more than 35% or 20%, respectively, in order to meet liquidity needs. To the extent a Successor Fund is engaged in temporary or defensive investments, it will not be pursuing its investment objective.

MASTER FEEDER STRUCTURE

         Other institutional investor, including other mutual funds, may invest in the Master Funds. The master-feeder structure enables various institutional investors, including the Successor Funds, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder of a Master Fund, including the Successor Funds, will pay its proportionate share of the Master Fund's expenses.

         Wilmington Trust Company has adopted this master/feeder structures to take advantage of the flexibility it offers mutual fund operations. For example, it facilitates transactions similar to the ones being proposed by the Reorganization by offering a variety of distribution channels for the marketing, sale and distribution of fund shares in both the institutional and retail markets. The master/feeder structure also provides greater potential of administrative and operational efficiencies.

         The Successor Funds' master/feeder structure is designed to reduce costs, it may not do so, and a Successor Fund might encounter operational or other complications. For example, large-scale redemptions by other feeders of their shares of a Master Fund could have adverse effects on the Successor Fund such as requiring the liquidation of a substantial portion of the Master Fund's holdings at a time when it could be disadvantageous to do so. Also, other feeders of a Master Fund may have a greater ownership interest in the Master Fund than the Successor Fund's interest and, therefore, could have effective voting control over the operation of the Master Fund.

         While there are benefits related to the master/feeder structure, a fund may decide not to continue its participation in such a structure. For example, for reasons relating to costs or a change in investment objective, among others, a Successor Fund could switch to another Master Fund or decide to manage its assets itself. None of the Successor Funds are currently contemplated such a move.

         Following the Reorganization, each Successor Fund will be the only "feeder" of its corresponding Master Fund.

INVESTMENT ADVISER AND ADVISORY AGREEMENT

         Rodney Square Management Corporation ("RSMC"), located at 1100 North Market Street, Wilmington, Delaware 19890, manages each of the Successor Funds. RSMC is a wholly owned subsidiary of Wilmington Trust Corporation. RSMC also provides asset management services to collective investment funds maintained by its affiliate, Wilmington Trust Company. In the past, RSMC has provided asset management services to individuals, personal trusts, municipalities, corporations and other organizations.

         RSMC is paid a monthly investment advisory fee, which is based upon a percentage of each Successor Fund's average daily net assets at the following annual rates:

         For the Wilmington Corporate Series and Wilmington Growth and Income Series

         PERCENTAGE OF NET ASSETS                        AVERAGE DAILY NET ASSETS
         ------------------------                        ------------------------
         0.550%                                          Up to $400 million

         0.505%                                          In excess of $400 million but less than $800 million

         0.460%                                          In excess of $800 million but less than $1.2 billion

         0.415%                                          In excess of $1.2 billion but less than $1.6 billion

         0.370%                                          In excess of $1.6 billion but less than $2 billion

         0.315%                                          In excess of $2 billion

         For New York Tax-Free Bond Series:

         PERCENTAGE OF NET ASSETS                        AVERAGE DAILY NET ASSETS
         ------------------------                        ------------------------
         0.450%                                          Up to $300 million

         0.420%                                          In excess of $300 million but less than $600 million

         0.385%                                          In excess of $600 million but less than $1billion

         0.350%                                          In excess of $1billion but less than $1.5 billion

         0.315%                                          In excess of $1.5 billion but less than $2 billion

         0.280%                                          In excess of $2 billion

         For New York Tax-Free Money Market Series:

         PERCENTAGE OF NET ASSETS                        AVERAGE DAILY NET ASSETS
         ------------------------                        ------------------------
         0.350%                                          Up to $500 million

         0.315%                                          In excess of $500 million but less than $1 billion

         0.280%                                          In excess of $1 billion but less than $1.5 billion

         0.245%                                          In excess of $1.5 billion

         For International Equity Series, the annual rate is 0.90% of its average daily net assets

         After the reorganization, the rate of advisory fee to be paid by the Successor Funds will not exceed the rate payable by the HSBC Funds under its current advisory contract with HSBC Asset Management (Americas), Inc.

[RELATIVE PERFORMANCE

         The following tables show the average annual total return for (a) Class A shares of the HSBC Funds and (b) portfolios managed by RSMC that have an identical or substantially similar investment objective or investment approach as the relevant HSBC Fund and that met certain basic criteria as to minimum account value, discretionary status, tax-exempt status and period of management of more than one month (the "RSMC Accounts").

         The performance of the HSBC Funds in the table does not reflect the deduction of sales loads, and returns would be lower if it did.

         The performance of the RSMC Accounts were managed for tax-exempt clients and, therefore may have been managed differently than for taxable clients. The Master Funds will be managed primarily for taxable investors. The RSMC Accounts were not subject to the same types of expenses to which the HSBC Funds and Successor Funds are subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the HSBC Funds and Successor Funds by the Investment Company Act of 1940, as amended, or the Internal Revenue Code of 1986. The performance of the RSMC Accounts may have been adversely affected has they been subject to the same expenses, restrictions and limitations. RSMC believes that any adverse effect would not have been significant.

         Generally total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. The total return for the HSBC Funds are calculated using a standard formula set forth in SEC Rules, which differ in certain respects from the method used to compute the returns for the RSMC Accounts noted below. The SEC total return calculation method calls for computation and disclosure of an average annual compounded rate of return for one, five and ten year periods, or shorter periods from inception. The SEC formula provides a rate of return that equates a hypothetical initial investment of $10,000 to an ending redeemable value. The returns shown for the RSMC Accounts are reduced to reflect the deduction of advisory fees in accordance with the SEC calculation formula, which requires that returns shown for a fund be net of advisory fees as well as all other applicable fund operating expenses. Performance was calculated on a trade date basis.

         The results presented are not intended predict or suggest the return to be experienced by the Successor Funds or the return you might achieve by investing in the Successor Funds. Past performance is not an indication of future performance.]

FIXED INCOME FUND

       PERIOD ENDED                FIXED INCOME FUND - CLASS A                RSMC ACCOUNTS - FIXED INCOME
---------------------------    -------------------------------------    ------------------------------------------
         12/31/91                               %                                           %
         12/31/92                               %                                           %
         12/31/93                               %                                           %
         12/31/94                               %                                           %
         12/31/95                               %                                           %
         12/31/96                               %                                           %
         12/31/97                               %                                           %
         12/31/98                               %                                           %
         12/31/99                               %                                           %
         12/31/00                               %                                           %
      1/1/01-6/30/01                            %                                           %

GROWTH AND INCOME FUND

                                                                                     RSMC ACCOUNTS -
       PERIOD ENDED              GROWTH AND INCOME FUND - CLASS A                   GROWTH AND INCOME
---------------------------    -------------------------------------    ------------------------------------------
         12/31/91                               %                                           %
         12/31/92                               %                                           %
         12/31/93                               %                                           %
         12/31/94                               %                                           %
         12/31/95                               %                                           %
         12/31/96                               %                                           %
         12/31/97                               %                                           %
         12/31/98                               %                                           %
         12/31/99                               %                                           %
         12/31/00                               %                                           %
      1/1/01-6/30/01                            %                                           %

INTERNATIONAL EQUITY FUND

                                                                                     RSMC ACCOUNTS -
       PERIOD ENDED            INTERNATIONAL EQUITY FUND - CLASS A                INTERNATIONAL EQUITY
---------------------------    -------------------------------------    ------------------------------------------
         12/31/91                               %                                           %
         12/31/92                               %                                           %
         12/31/93                               %                                           %
         12/31/94                               %                                           %
         12/31/95                               %                                           %
         12/31/96                               %                                           %
         12/31/97                               %                                           %
         12/31/98                               %                                           %
         12/31/99                               %                                           %
         12/31/00                               %                                           %
      1/1/01-6/30/01                            %                                           %

NEW YORK TAX-FREE BOND FUND

                                        NEW YORK TAX-FREE                            RSMC ACCOUNTS -
       PERIOD ENDED                     BOND FUND--CLASS A                        NEW YORK TAX-FREE BOND
---------------------------    -------------------------------------    ------------------------------------------
         12/31/91                               %                                           %
         12/31/92                               %                                           %
         12/31/93                               %                                           %
         12/31/94                               %                                           %
         12/31/95                               %                                           %
         12/31/96                               %                                           %
         12/31/97                               %                                           %
         12/31/98                               %                                           %
         12/31/99                               %                                           %
         12/31/00                               %                                           %
      1/1/01-6/30/01                            %                                           %

INVESTMENT PERSONNEL OF RSMC

         E. MATTHEW BROWN, Vice President of the RSMC is responsible for the management process of the Growth & Income Series. Mr. Brown joined Wilmington Trust Company ("WTC") in October of 1996. Prior to joining WTC, he served as Chief Investment Officer of PNC Bank, Delaware, from 1993 through 1996.

         ROBERT J. CHRISTIAN, Chief Investment Officer of the RSMC, or his delegate, is primarily responsible for monitoring the day-to-day investment activities of the sub-adviser to the International Equity Series. Mr. Christian has been a Director of RSMC since February 1996, and was Chairman and Director of PNC Equity Advisors Company, and President and Chief Investment Officer of PNC Asset Management Group, Inc. from 1994 to 1996. He was Chief Investment Officer of PNC Bank, N.A. from 1992 to 1996 and Director of Provident Capital Management from 1993 to 1996.

         ERIC K. CHEUNG, Vice President and Manager of the Fixed Income Management Division, CLAYTON M. ALBRIGHT, III, Vice President of the Fixed Income Management Division and DOMINICK J. D'ERAMO, CFA, Vice President of the Fixed Income Management Division of the Asset Management Department of the RSMC, are primarily responsible for the day-to-day management of the Corporate Bond Series. From 1978 until 1986, Mr. Cheung was the Portfolio Manager for fixed income assets of the Meritor Financial Group. In 1986, Mr. Cheung joined WTC. In 1991, he became the Division Manager for all fixed income products. Mr. Albright has been employed at WTC since 1976. In 1987, he joined the Fixed Income Management Division and since then has specialized in the management of intermediate and long-term fixed income portfolios. Mr. D'Eramo began his career with WTC in 1986 as a fixed income trader and was promoted to portfolio manager in 1990.

         LISA MORE, Assistant Vice President of Credit Research and Municipal Trading within the Fixed Income Management Divisions of Asset Management Department of the RSMC is primarily responsible for the day-to-day management of the New York Tax Free Bond Series. Mrs. More has been employed at WTC since 1988. In 1990, she joined the Fixed Income Division specializing in the management of municipal income portfolios.

DELAWARE INTERNATIONAL ADVISERS LTD.

         RSMC has retained Delaware International Advisers Ltd. (the "Sub-Adviser"), Third Floor, 80 Cheapside, London, England EC2V 6EE to serve as the investment sub-adviser for the International Equity Series. The Sub-Adviser provides investment services primarily to institutional accounts and mutual funds in global and international equity and fixed income markets. The Sub-Adviser manages approximately $42.5 billion, as of December 31, 2000, with over $14.3 billion, as of December 31, 2000, in international/global equity. The Sub-Adviser makes the day-to-day investment decisions and continuously reviews, supervises and administers the International Equity Series' investment program.

INVESTMENT PERSONNEL OF DELAWARE INTERNATIONAL ADVISERS LTD.

         Clive A. Gillmore, Senior Portfolio Manager and Deputy Managing Director of the Sub-Adviser, is primarily responsible for daily management of the International Equity Series. Mr. Gillmore, a graduate of the Warwick University, England, and the London Business School Investment Program has been with the Sub-Adviser since 1990. Prior to joining the Sub-Adviser, he had eight years of investment experience.

                                                                               WILMINGTON CORPORATE BOND PORTFOLI1O
           FIXED INCOME FUND                      FIXED INCOME FUND                     INVESTOR SHARES
            CLASS A SHARES                          CLASS C SHARES              AFTER REORGANIZATION (PRO FORMA)*
------------------------------------------------------------------------------------------------------------------------
    1          3         5        10        1        3         5        10        1        3         5        10
   YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS     YEAR     YEARS     YEARS     YEARS
---------  ---------  -------  -------  -------  --------  --------  --------  -------  --------  --------  ------------
  $606       $1013     $1444    $2642      $328     $765     $1329    $2863      $168     $520      $897     $1955

     You would pay the following expenses if you did not redeem your shares:

                                            WILMINGTON CORPORATE BOND PORTFOLI1O
                FIXED INCOME FUND                   INVESTOR SHARES
                 CLASS C SHARES              AFTER REORGANIZATION (PRO FORMA)*
     ----------------------------------------------------------------------------
         1          3         5        10        1        3         5        10
        YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS
     ---------  --------  --------  -------  --------  -------  --------  -------
       $228        $765     $1329    $2863      $168     $520      $897    $1955


GROWTH AND INCOME FUND AND WILMINGTON GROWTH AND INCOME FUND

                                                                               WILMINGTON GROWTH AND INCOME FUND
           GROWTH AND INCOME                     GROWTH AND INCOME                      INVESTOR SHARES
            CLASS A SHARES                        CLASS C SHARES              AFTER REORGANIZATION (PRO FORMA)*
---------------------------------------------------------------------------------------------------------------------
    1          3         5        10        1        3         5        10        1        3         5        10
   YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS     YEAR     YEARS     YEARS     YEARS
--------  ---------  --------  -------  -------  --------  --------  --------  -------  -------  --------  ----------
  $628       $1057     $1512    $2769      $325     $756     $1314    $2833      $142     $440      $761     $1669

     You would pay the following expenses if you did not redeem your shares:

                                                WILMINGTON GROWTH AND INCOME FUND
                GROWTH AND INCOME                       INVESTOR SHARES
                 CLASS C SHARES                AFTER REORGANIZATION (PRO FORMA)*
     -----------------------------------------------------------------------------
         1          3         5        10        1        3         5        10
        YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS
     ---------  --------  --------  --------  -------  -------  ---------  -------
       $225        $756     $1314    $2833      $142     $440      $761    $1669

INTERNATIONAL EQUITY FUND AND WILMINGTON INTERNATIONAL EQUITY FUND
PORTFOLIO

                                                                                WILMINGTON INTERNATIONAL EQUITY FUND
       INTERNATIONAL EQUITY FUND          HSBC INTERNATIONAL EQUITY FUND         PORTFOLIO--INVESTOR SHARES
          CLASS A SHARES                          CLASS C SHARES                AFTER REORGANIZATION (PRO FORMA)*
--------------------------------------------------------------------------------------------------------------------
    1          3         5        10        1        3         5        10        1        3         5        10
   YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS     YEAR     YEARS     YEARS     YEARS
---------  --------  --------  -------  --------  --------  --------  -------  ------  --------  ----------  -------
  $669       $1172     $1700    $3140      $378     $914     $1575    $3344      $202     $624     $1073     $2317

     You would pay the following expenses if you did not redeem your shares:

                                               WILMINGTON INTERNATIONAL EQUITY FUND
            INTERNATIONAL EQUITY FUND           PORTFOLIO--INVESTOR SHARES
                 CLASS C SHARES                AFTER REORGANIZATION (PRO FORMA)*
     ------------------------------------------------------------------------------
         1          3         5        10        1        3         5        10
        YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS
     ---------  --------  --------  --------  ------   -------  --------  ---------
       $278        $914     $1575    $3344      $202     $624     $1073    $2317

NEW YORK TAX-FREE BOND FUND AND WILMINGTON NEW YORK TAX-FREE BOND PORTFOLIO

                                                                                 WILMINGTON NEW YORK TAX-FREE BOND
      NEW YORK TAX-FREE BOND FUND            NEW YORK TAX-FREE BOND FUND           PORTFOLIO - INVESTOR SHARES
          CLASS A SHARES                          CLASS C SHARES                AFTER REORGANIZATION (PRO FORMA)*
----------------------------------------------------------------------------------------------------------------------
    1          3         5        10        1        3         5        10        1        3         5        10
   YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS     YEAR     YEARS     YEARS     YEARS
---------  --------  --------  --------  -------  --------  -------  --------  -------  -------  ---------  ----------
  $622       $1042     $1487    $2719      $325     $786     $1363    $2932      $165     $511      $881     $1922

     You would pay the following expenses if you did not redeem your shares:

                         COMPARISON OF FEES AND EXPENSES

         The following discussion describes and compares the fees and expenses of the HSBC Funds and the Successor Funds. For further information on the fees and expenses of the Successor Funds, see the prospectus and SAI for the Successor Funds:

TOTAL OPERATING EXPENSES

         Unlike the HSBC Funds, the Successor Funds do not directly incur advisory, brokerage and custodial fee and expense obligations. Such fees are incurred by the Master Funds. Distribution, transfer agency and shareholder servicing fee obligations are incurred by the Successor Funds. Although certain itemized fund expenses will change, the maximum total operating expenses payable by each Successor fund, after fee waivers and expense reimbursements, will not exceed the maximum operating expenses after voluntary and contractual fee waivers currently payable by the corresponding HSBC Fund.

DISTRIBUTION (12b-1) FEES

         The Board of Trustees of the Successor Funds has adopted distribution plans under Rule 12b-1 on behalf of its Investor Class and Class B shares. The Rule 12b-1 plans allow a Successor Fund to pay a fee to the distributor for the sale and distribution of its Investor Class and Class B shares. The distribution fee for Investor Class shares of the Successor Funds is .20%. and .75% for Class B shares. Currently, for the HSBC Funds, the distribution fee is .35% for Class A shares of all HSBC Funds other than Growth and Income Fund which has a distribution fee of .50%. The Class B and Class C shares of the HSBC Funds have a distribution fee of .75%.

SHAREHOLDER SERVICE FEE

         Various banks, trust companies, broker-dealers (other than PFPC Distributors, Inc.) and other financial organizations ("Service Organizations") may provide certain administrative services for its customers who invest in the Successor Funds or the HSBC Funds. Each Successor Fund will pay the Service Organization a fee at an annual rate of up to .25% for Investor Class shares and .50% for its Class B shares. Currently, the HSBC Fund may pay Service Organizations a fee at an annual rate of up to .35% for its Class A shares and up to .50% for its Class C and Class C shares. Before the HSBC Funds' commitment to limit the service organization fees, the service organization fees of the Investor Class of the Successor Funds are lower than those of the corresponding Classes of shares of the HSBC Funds. There will be no change in the shareholder service fee currently being paid by Class B shares of the HSBC Funds.

EXPENSE LIMITATION ARRANGEMENTS.

         Currently, expense limitation arrangements are in place for the HSBC Funds. Under the terms of its expense limitation contract, BISYS Fund Services Ohio, Inc., the HSBC Fund's administrator, has agreed to limit its administrative services fee to .10% for each class of shares for a one-year period ending April 30, 2002. With respect to Class A shares, BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services, the HSBC Fund's distributor, has agreed to limit its distribution fee to .10% for Growth and Income Fund and Fixed Income Fund and .20% for New York Tax-Free Bond Fund for a one year period ending April 30, 2002. For the same period, BISYS Fund Services has agreed to waive its entire distribution fee with respect to the Class A shares of the International Equity Fund.

         HSBC Asset Management (Americas), Inc., the investment adviser of the HSBC Funds, has voluntarily agreed to limit its management fee and to reimburse certain fund expenses as described below. This voluntary waiver/reimbursement respecting the management fee will expire on September 28, 2001, but may be reduced or discontinued at any time prior thereto.

         The HSBC Funds have committed to not pay a service organization fee with respect to its Class A shares and to limit such fee to .25% for Class B and Class C shares for a one year period ending April 30, 2002.

         The Successor Funds are subject to the expenses listed below.
[The Successor Funds have a one-year expense limitation arrangement that will commence on the closing date of the Reorganization. Pursuant to this agreement, the net annual operating expenses of each Successor Fund will be limited to ____%.]

EXPENSE TABLE

         The current expenses of each of the HSBC Funds and estimated PRO FORMA expenses giving effect to the proposed Reorganization are shown in the following table. Expenses for the HSBC Funds are annualized based upon the operating expenses incurred by the fund for the year ended December 31, 2001. PRO FORMA fees show estimated fees of the Successor Funds after giving effect to the proposed Reorganization. PRO FORMA numbers are estimated in good faith and are hypothetical, and are adjusted for contractual changes.

         The HSBC Funds and Successor Funds are subject to the sales load structure described in the table below.

                         TRANSACTION FEES ON INVESTMENTS
                    (fees paid directly from your investment)


                                                                                WILMINGTON CORPORATE
                                                 FIXED INCOME FUND                 BOND PORTFOLIO
                                       ------------------------------------    -----------------------
                                         CLASS A      CLASS B      CLASS C      INVESTOR      CLASS B
                                       ----------   ----------   ----------    ----------   ----------
Maximum sales charge (load)
     imposed on purchases (as a
     percentage of offering price)        4.75%         None         None         None         None
Maximum deferred sales charge
     (load) (as a percentage of
     the lower of original
     purchase price or redemption
     proceeds)                             None        4.00%        1.00%         None         4.00%
Redemption fee (as a percentage of
     amount redeemed, if
     applicable)                           None         None         None         None         None


                                                                                WILMINGTON GROWTH AND
                                               GROWTH AND INCOME FUND              INCOME PORTFOLIO
                                       ------------------------------------    -----------------------
                                         CLASS A      CLASS B      CLASS C      INVESTOR      CLASS B
                                       ----------   ----------   ----------    ----------   ----------
Maximum sales charge (load)
     imposed on purchases (as a
     percentage of offering price)        5.00%         None         None         None         None
Maximum deferred sales charge
     (load) (as a percentage of
     the lower of original
     purchase price or redemption
     proceeds)                             None         4.00%(1)     1.00%(2)     None         4.00%
Redemption fee (as a percentage of
     amount redeemed, if
     applicable)                           None         None         None         None         None


                                                                                             WILMINGTON INTERNATIONAL
                                                     INTERNATIONAL EQUITY FUND                    EQUITY PORTFOLIO
                                       ----------------------------------------------------   -----------------------
                                         CLASS A      CLASS B      CLASS C    INSTITUTIONAL    INVESTOR      CLASS B
                                       ----------   ----------   ----------   -------------   ----------   ----------
Maximum sales charge (load)
     imposed on purchases (as a
     percentage of offering price)        5.00%         None         None         None           None          None
Maximum deferred sales charge
     (load) (as a percentage of
     the lower of original
     purchase price or redemption
     proceeds)                             None        4.00%(1)     1.00%(2)      None           None         4.00%(1)
Redemption fee (as a percentage of
     amount redeemed, if
     applicable)                           None         None         None         None           None          None

-----------------------------------------
(1) A contingent deferred sales charge ("CDSC") applies to redemptions of Class B shares of the HSBC Funds and the Successor Funds. The CDSC declines over a period of four years after purchase. The rates of the CDSC applicable to redemptions of Class B shares of the HSBC Funds and Successor Funds are as follows: 4.00% for the first year; 3.00% for the second year; 2.00% for the third year; 1.00% during the fourth year; and 0.00% after the fourth year.

(2) A CDSC of 1% applies to redemptions of Class C shares of the HSBC Funds and the Successor Funds within the first year of purchase.


                                                                                 WILMINGTON NEW YORK
                                            NEW YORK TAX-FREE BOND FUND        TAX-FREE BOND PORTFOLIO
                                       ------------------------------------    -----------------------
                                         CLASS A      CLASS B      CLASS C      INVESTOR      CLASS B
                                       ----------   ----------   ----------    ----------    ---------
Maximum sales charge (load)
     imposed on purchases (as a
     percentage of offering price)        4.75%         None         None         None         None
Maximum deferred sales charge
     (load) (as a percentage of
     the lower of original
     purchase price or redemption
     proceeds)                             None        4.00%        1.00%         None         4.00%
Redemption fee (as a percentage of
     amount redeemed, if
     applicable)                           None         None         None         None         None

         As shown in the tables below, the management fees for each Successor Fund are higher than the management fees for the HSBC Funds. However, all other Successor Fund expenses are lower, and the total annual operating expense for the Successor Funds are significantly lower than the fees for the HSBC Funds. The HSBC Funds carry additional administration fees and service organization fees not imposed by the Successor Funds. Neither the Successor Funds, nor the HSBC Funds charge any redemption fees, exchange fees, or sales charges on reinvested dividends.

                         ANNUAL FUND OPERATING EXPENSES
                                   (UNAUDITED)

(expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets)(1)

                                      ADMINISTRA-                 SERVICE                 TOTAL FUND
                          MANAGEMENT  TIVE SERVICE DISTRIBUTION ORGANIZATION    OTHER      OPERATING    FEE WAIVER    NET FUND
CLASS A AND CLASS C       FEES (1)      FEES(2)   (12b-1) (3)     FEE (4)     EXPENSES     EXPENSES     (1,2,3,4)    EXPENSES
                         ------------ ------------ ------------ ------------ ------------ ------------ ------------ ------------
Fixed Income Fund
     -Class A                  .55%        .15%        .35%        .35%           .60%        2.00%        .65%         1.35%
Fixed Income Fund
     -Class C                  .55%        .15%        .75%        .50%           .60%        2.55%        .30%         2.25%
Wilmington Corporate
   Bond Portfolio
   -Investor Shares (5)
   After Reorg.
   (PRO FORMA)                 .55%      None          .20%        .25%           .65%        1.65%        .42%         1.25%

Growth and Income
   Fund - Class A              .55%        .15%        .50%        .35%           .57%        2.12%        .80%         1.32%
Growth and Income
   Fund - Class C              .55%        .15%        .75%        .50%           .57%        2.52%        .30%         2.22%
Wilmington Growth
   and Income
   Portfolio-
   Investor Shares (5)
   After Reorg.
   (PRO FORMA)                 .55%      None          .20%        .25%           .39%        1.39%        .35%         1.04%

International
   Equity Fund -
   Class A                     .90%        .15%        .35%        .35%           .75%        2.50%        .75%         1.75%
International
   Equity Fund -
   Class C                     .90%        .15%        .75%        .50%           .75%        3.05%        .30%         2.75%

Wilmington
   International
   Equity Portfolio
   - Investor Shares (5)
   After Reorg.
   (PRO FORMA)                 .90%      None          .20%        .25%           .64%        1.99%        .85%         1.14%

New York Tax-Free
   Bond Fund - Class A         .45%        .15%        .35%        .35%           .77%        2.07%        .55%         1.52%
New York Tax-Free
   Bond Fund - Class C         .45%        .15%        .75%        .50%           .77%        2.62%        .30%         2.32%
Wilmington New York
   Tax-Free Bond
   Portfolio -
   Investor
   Shares(5) After
   Reorg.
   (PRO FORMA)                 .45%      None          .20%        .25%           .72%        1.62%        .42%         1.20%

CLASS B

Fixed Income Fund              .55%        .15%        .75%        . 50%          .60%        2.55%        .30%         2.25%
Wilmington Corporate
   Bond Portfolio
   After Reorg.
   (PRO FORMA)                ____%       ____%       ____%       ____%          ____%        ____%       ____%         ____%

Growth and Income
   Fund                        .55%        .15%        .75%        . 50%          .57%        2.52%        .30%         2.22%
Wilmington Growth
   and Income
   Portfolio (5)
   After Reorg.
   (PRO FORMA)                 .55%      None          .75%        .50%          ..36%        2.16%        .25%         1.91%

International
   Equity Fund                 .90%        .15%        .55%        .50%           .75%        3.05%        .30%         2.75%
Wilmington
   International
   Equity Portfolio (5)
   After Reorg.
   (PRO FORMA)                ____%       ____%       ____%       ____%          ____%        ____%       ____%         ____%

New York Tax-Free
   Bond Fund                   .45%        .15%        .35%        .35%           .77%        2.07%        .55%         1.52%
Wilmington New York
   Tax-Free Bond
   Portfolio (5)
   After Reorg.
   (PRO FORMA)                 .45%      None          .75%        .50%           .59%        2.29%        .42%         1.87%

INSTITUTIONAL CLASS

International
     Equity Fund               .90%        .15%      None         None            .75%        1.80%        .05%         1.75%
Wilmington
   International
   Equity Portfolio            .90%      None        None         None            .64%        1.54%        .41%         1.13%

-----------------------------------------

(1) HSBC Asset Management (Americas), Inc. has voluntarily agreed to limit its Management Fee .25% for each class of shares of New York Tax-Free Bond Fund and .55% for each class of shares of International Equity Portfolio. This voluntary limitation will terminate on September 28, 2001 and may be reduced or discontinued at any time prior thereto.
(2) BISYS Fund Services Ohio, Inc. is contractually limiting its Administrative Services fee to .10% for each class of shares of Growth and Income Fund and Fixed Income Fund and .20% of New York Tax-Free Bond Fund for a one-year period ending April 30, 2002. For the same period, BISYS Fund Services is waiving its distribution fee for Class A shares of each HSBC Fund for a one-year period ending April 30, 2001.
(3) BISYS Fund Services is contractually limiting the Distribution (12b-1) fee to .10% for Class A shares of the Growth and Income Fund and the Fixed Income Fund and .20% for Class A shares of the New York Tax-Free Bond Fund for a one-year period ending April 30, 2002. For the same period, BISYS Fund services contractually agreed to waive its entire distribution fee in respect to Class A shares of International Equity Fund.
(4) Each HSBC Fund has committed to not pay the Service Organization fee for Class A shares and to limit the fee to .25% for Class B and Class C shares for a one-year period ending April 30, 2002.
(5) The expenses of the Successor Fund after the reorganization reflect aggregate annual operating expenses of the Successor Fund and its corresponding Master Fund.


EXAMPLES


         The examples are intended to help you compare the cost of investing in the HSBC Funds, and in the Successor Funds on a PRO FORMA basis -- assuming the HSBC Funds and the Successor Funds have been combined. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same except for the expiration of HSBC Fund's fee waivers. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

CLASS A AND C SHARES

FIXED INCOME FUND AND WILMINGTON CORPORATE BOND PORTFOLIO

                                                WILMINGTON NEW YORK TAX-FREE BOND
           NEW YORK TAX-FREE BOND FUND            PORTFOLIO - INVESTOR SHARES
                CLASS C SHARES                  AFTER REORGANIZATION (PRO FORMA)*
     ------------------------------------------------------------------------------
         1          3         5        10        1        3         5        10
        YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS
     ---------  --------  --------  --------  -------  -------  --------  ---------
       $235        $786     $1363    $2932      $165     $511      $881    $1922

---------------------
*    Estimated.

CLASS B SHARES

FIXED INCOME FUND AND WILMINGTON CORPORATE BOND PORTFOLIO

                                             WILMINGTON CORPORATE BOND PORTFOLIO
           FIXED INCOME FUND                          CLASS B SHARES
            CLASS B SHARES                    AFTER REORGANIZATION (PRO FORMA)*
     ------------------------------------------------------------------------------
         1          3         5        10        1        3         5        10
        YEAR      YEARS     YEARS    YEARS     YEAR     YEARS     YEARS    YEARS
     ---------  --------  --------  --------  -------  -------  --------  ---------
       $628        $965     $1329    $2606       $        $         $        $

     You would pay the following expenses if you did not redeem your shares:

                                               WILMINGTON CORPORATE BOND PORTFOLIO
                FIXED INCOME FUND                       CLASS B SHARES
                 CLASS B SHARES                AFTER REORGANIZATION (PRO FORMA)*
     ------------------------------------------------------------------------------
         1         3        5        10        1        3         5        10
        YEAR     YEARS    YEARS     YEARS     YEAR     YEARS     YEARS    YEARS
     ---------  -------  --------  --------  -------  --------  --------  ---------
        $228      $765    $1329     $2606       $        $         $        $

GROWTH AND INCOME FUND AND WILMINGTON GROWTH AND INCOME FUND

                                         WILMINGTON GROWTH AND INCOME PORTFOLIO
        GROWTH AND INCOME FUND                      CLASS B SHARES
            CLASS B SHARES                AFTER REORGANIZATION (PRO FORMA)*
     -----------------------------------------------------------------------------
         1         3         5        10        1        3         5        10
        YEAR     YEARS     YEARS     YEARS     YEAR     YEARS     YEARS    YEARS
     ---------  -------  --------  --------  --------  --------  -------  --------
        $625     $956      $1314     $2646     $619     $876      $1159    $2493

     You would pay the following expenses if you did not redeem your shares:

                                              WILMINGTON GROWTH AND INCOME PORTFOLIO
             GROWTH AND INCOME FUND                      CLASS B SHARES
                 CLASS B SHARES                AFTER REORGANIZATION (PRO FORMA)*
     -------------------------------------------------------------------------------
          1        3         5       10        1        3         5        10
        YEAR     YEARS     YEARS    YEARS     YEAR     YEARS    YEARS    YEARS
     ---------  --------  --------  -------  --------  -------  -------- -----------
        $678     $1114      $155    $3099     $219     $676     $1159    $2493

      INTERNATIONAL EQUITY FUND AND WILMINGTON INTERNATIONAL EQUITY PORTFOLIO

                                              WILMINGTON INTERNATIONAL EQUITY PORTFOLIO
             INTERNATIONAL EQUITY FUND                  CLASS B SHARES
                 CLASS B SHARES                AFTER REORGANIZATION (PRO FORMA)*
     ----------------------------------------------------------------------------------
          1        3         5        10        1        3         5        10
        YEAR     YEARS     YEARS     YEARS    YEAR     YEARS     YEARS    YEARS
     ---------  --------  --------  --------  -------  --------  -------  -------------
        $678     $1114     $1575     $3099      $        $         $        $

     You would pay the following expenses if you did not redeem your shares:

                                              WILMINGTON INTERNATIONAL EQUITY PORTFOLIO
       HSBC INTERNATIONAL EQUITY FUND                  CLASS B SHARES
                 CLASS B SHARES                AFTER REORGANIZATION (PRO FORMA)*
     ----------------------------------------------------------------------------------
         1         3         5        10        1        3         5        10
        YEAR     YEARS     YEARS     YEARS     YEAR     YEARS     YEARS    YEARS
     ---------  -------  --------  ---------  ------  --------  --------  ------------
        $278      $914     $1575     $3099       $        $         $        $

NEW YORK TAX-FREE BOND FUND AND WILMINGTON NEW YORK TAX-FREE BOND PORTFOLIO

                                               WILMINGTON NEW YORK TAX-FREE BOND
           NEW YORK TAX-FREE BOND FUND              PORTFOLIO--CLASS B SHARES
                 CLASS B SHARES                AFTER REORGANIZATION (PRO FORMA)*
     ---------------------------------------------------------------------------------
         1        3         5         10        1        3         5         10
        YEAR     YEARS     YEARS     YEARS     YEAR     YEARS     YEARS     YEARS
     ---------  -------  --------  ---------  ------  --------  --------  ------------
        $635      $986     $1363     $2676     $632     $915      $1225     $2626

     You would pay the following expenses if you did not redeem your shares:

                                                    WILMINGTON NEW YORK TAX-FREE BOND
          NEW YORK TAX-FREE MONEY MARKET FUND            PORTFOLIO--CLASS B SHARES
                 CLASS B SHARES                     AFTER REORGANIZATION (PRO FORMA)*
     ------------------------------------------------------------------------------------
          1       3          5        10        1        3         5        10
        YEAR     YEARS     YEARS     YEARS     YEAR     YEARS     YEARS     YEARS
     ---------  -------  --------  ---------  ------  --------  --------  ---------------
        $235      $786     $1363     $2676     $232     $715      $1225     $2626

--------------------
*    Estimated.

INSTITUTIONAL CLASS SHARES

   HSBC INTERNATIONAL EQUITY FUND AND WILMINGTON INTERNATIONAL EQUITY PORTFOLIO

                                             WILMINGTON INTERNATIONAL EQUITY PORTFOLIO
         HSBC INTERNATIONAL EQUITY FUND            INSTITUTIONAL CLASS SHARES
              INSTITUTIONAL SHARES             AFTER REORGANIZATION (PRO FORMA)*
     ---------------------------------------------------------------------------------
         1         3         5         10        1        3         5        10
        YEAR     YEARS     YEARS     YEARS     YEAR     YEARS     YEARS     YEARS
     ---------  -------  --------  ---------  ------  --------  --------  ------------
        $178      $562      $970     $2112      $157     $486      $839     $1836

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

     The Reorganization Agreement provides for the transfer of all of the assets and liabilities of an HSBC Fund to its corresponding Successor Fund in exchange for shares of the Successor Fund. The HSBC Fund will distribute the shares of the Successor Fund received in the exchange to the shareholders of the HSBC Funds and then each HSBC Fund will be liquidated. Thereafter, the assets acquired by the Successor Funds will be invested in the appropriate Master
Fund.

     After the Reorganization, shareholders of each HSBC Funds will own shares of its corresponding Successor Fund having an aggregate value equal to the aggregate value of the corresponding class of shares in the HSBC Fund held by that shareholder as of the close of business on the day of the Closing. Shareholders of each class of shares of the HSBC Fund will receive shares of the corresponding class of the Successor Fund. In the interest of economy and convenience, shares of the Successor Funds generally will not be represented by physical certificates, unless requested in writing.

     Until the Closing, shareholders of the HSBC Fund will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received by the Successor Fund for the redemption of its shares received by the shareholder in the Reorganization.

     The obligations of the funds under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of the applicable HSBC Fund. The Reorganization Agreement also requires that each of the funds take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX A to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

     After the merger of HSBC Bank and Republic National Bank of New York, the HSBC Funds Board of Trustees and HSBC Asset Management (Americas), Inc. ("HSBC Asset Management") discussed a possible combination of the HSBC Funds with the Republic Funds. After being unable to reach an agreement to do so, HSBC Asset Management suggested resigning from its position as investment adviser to the HSBC Funds. After discussion with the Board of Trustees, the Board of Trustees and HSBC Asset Management agreed that HSBC Asset Management would resign as investment adviser to the HSBC Funds, and the Board of Trustees accepted the resignation, which is effective on September 28, 2001. In light of the decision to resign, HSBC Asset Management believes that the interests of each HSBC Fund would be served if shareholders were to select a new investment adviser.

     The Board of Trustees of the HSBC Funds unanimously approved a proposal for shareholder consideration that, if approved by HSBC Fund shareholders, would replace HSBC Asset Management with Rodney Square Management Corporation as investment adviser.

     The Board of Trustees considered ten candidates for replacement investment advisory services, and in light of all the facts and circumstances, including the pending resignation of HSBC Asset Management, the Board of Trustees unanimously agreed that Rodney Square Management Corporation presented the best opportunity to enhance shareholder value for the HSBC Fund shareholders. The Board of Trustees believes that Rodney Square Management Corporation will offer HSBC Fund Shareholder an excellent investment opportunity.

     In light of the agreement that HSBC resign, the Board considered numerous alternatives, including liquidation of the HSBC Funds. After carefully considering the status of the HSBC Funds and all alternatives, Board considered and approved the Reorganization at a meeting held on June 22, 2001. For the reasons discussed below, the Trustees, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the HSBC Funds, determined that the proposed Reorganization is in the best interests of the HSBC Funds and its shareholders and that the interests of the shareholders of the HSBC Funds will not be diluted as a result of the proposed Reorganization.

     The Reorganization will allow the HSBC Funds' shareholders to continue to participate in a portfolio that is professionally managed in accordance with the fund's investment objective. As shareholders of the Successor Funds, these shareholders will be able to exchange into other mutual funds in the group of the Wilmington fund family that offer the same class of shares in which such shareholder will be invested after the Reorganization. A list of the portfolios in the Wilmington fund family and classes available after the Reorganization, is contained in APPENDIX B.

BOARD CONSIDERATIONS

     The Board of Trustees of the HSBC Funds, in recommending the proposed transaction, considered a number of factors, including the following:

     (1) expense ratios and information regarding fees and expenses of the HSBC Funds and the Successor Funds, including the expense limitation arrangements;

     (2) estimates that show that combining the HSBC Funds IS EXPECTED to result in lower expense ratios in the absence of subsidies from management, because of economies of scale expected to result from an increase in the asset size of the Successor Funds;

     (3) the Reorganization would not dilute the interests of the HSBC Funds' current shareholders;

     (4) the relative investment performance of Rodney Square Management Corporation;

     (5) the similarity of the Successor Funds' investment objectives, policies and restrictions with those of the HSBC Funds;

     (6) the tax-free nature of the Reorganization to the HSBC Funds and its shareholders';

     (7) the investment resources of the Successor Funds and distribution capabilities available to the Successor Funds, including the strategic use of the master feeder structure as a distribution platform for the Successor Funds;

     (8) the quality and caliber of services that have been enjoyed by shareholders of the Wilmington fund family, including shareholders of the Successor Funds;

     (9) whether it is in the best interests of HSBC Funds' shareholders to continue to operate the HSBC Funds.

     (10)   alternatives to merging the HSBC Funds; and

     (11)   the costs to be borne by the HSBC Funds and the Successor Funds.

THE BOARD OF TRUSTEES OF THE HSBC FUND RECOMMENDS THAT SHAREHOLDERS APPROVE THE REORGANIZATION OF THE HSBC FUNDS.

TAX CONSIDERATIONS

     The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, none of the HSBC Funds, its shareholders or the Successor Funds are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Funds will receive an opinion from the law firm of Pepper Hamilton LLP to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the HSBC Funds.

     Immediately prior to the Reorganization, each HSBC Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders each of the HSBC Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the HSBC Fund's shareholders.

     As of  [        ],  200_, the HSBC Funds had accumulated capital loss
carryforwards in the following approximate amounts:

                                                         ACCUMULATED CAPITAL LOSS CARRY FORWARDS
     HSBC FUND                                           (ESTIMATED)
     ---------                                           -----------
     Fixed Income Fund                                   $
     Growth and Income Fund                              $
     International Equity Fund                           $
     New York Tax-Free Bond Fund                         $

     After the Reorganization, the losses of the HSBC Funds will be available to the Successor Funds to offset any of its capital gains. The ability of a Successor Fund to absorb losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.

DESCRIPTION OF SECURITIES TO BE ISSUED

     WT Mutual Fund II is registered with the SEC as an open-end management investment company. Each Successor Fund is a separate series of WT Mutual
Fund II. With the exception of Wilmington International Equity Portfolio, the Successor Funds offer two different classes of shares, the Investor Class and Class B. In addition to these two classes, the Wilmington International
Equity Portfolio offers Institutional Class shares which are not subject to a Rule 12b-1 fee and is restricted to certain investors. Investor Class and Class B shares are subject to a Rule 12b-1 which is used to compensate the Successor Funds' distributor for distribution of fund shares. Investor Class and Class B shares are not subject to any front-end or back-end sales charges.

     Following the Reorganization, holders of Class A and Class C shares of an HSBC Fund will receive Investor Class shares of a corresponding Successor Fund. Therefore, holders of Class A and Class C shares of an HSBC Fund will become Investor Class shareholders of the Successor Funds. Class C shares that are converted pursuant to this Reorganization will not be subject to any contingent deferred sales charges.

     Following the Reorganization, holders of Class B shares of an HSBC Fund will receive Class B shares of a corresponding Successor Fund. The period that the shareholder held shares of the HSBC Fund will be included in the holding period of the Successor Fund shares for purposes of calculating any contingent deferred sales charge.

     Holders of shares of a Successor Fund are entitled to one vote per full share and fractional votes for fractional shares held.

     Once the Class B shares of the HSBC Fund are reorganized into Class B shares of the Successor Funds, Class B shares of the Successor Funds will no longer be offered. Therefore, once your Class B shares of an HSBC Fund are reorganized into Class B shares of a Successor Fund, you will no longer be able to purchase additional Class B shares of a Successor Fund. However, you may purchase Investor Class shares of the Successor Funds. Any dividends or distributions received on a Class B share will be invested in Investor Class shares of the applicable Successor Fund.

CAPITALIZATION

         The following table shows on an unaudited basis, the capitalization of each of the HSBC Funds and each Successor Fund as of December 31, 2000, and on a PRO FORMA basis as of December 31, 2000, giving effect to the Reorganization:

                                                                           NET ASSET VALUE       SHARES
                                                      NET ASSETS           PER SHARE             OUTSTANDING
                                                      ----------           ---------------       -----------
    FIXED INCOME FUND
    Class A                                             $                  $
    Class B                                             $                  $
    Class C                                             $                  $

    PRO FORMA -- WILMINGTON CORPORATE BOND
    PORTFOLIO, INCLUDING THE FIXED INCOME FUND*
    Investor Shares (includes Class A and C shares)     $                  $
    Class B Shares                                      $                  $

    GROWTH AND INCOME FUND
    Class A                                             $                  $
    Class B                                             $                  $
    Class C                                             $                  $

    WILMINGTON GROWTH AND INCOME PORTFOLIO,
    INCLUDING SHARES OF GROWTH AND INCOME FUND*
    Investor Class (includes Class A and C shares)      $                  $
    Class B Shares                                      $                  $

    INTERNATIONAL EQUITY FUND
    Class A                                             $                  $
    Class B                                             $                  $
    Class C                                             $                  $

    WILMINGTON INTERNATIONAL EQUITY PORTFOLIO,
    INCLUDING SHARES OF INTERNATIONAL EQUITY FUND*
    Investor Class (includes Class A and C shares)      $                  $
    Class B Shares                                      $                  $

    NEW YORK TAX-FREE BOND FUND
    Class A                                             $                  $
    Class B                                             $                  $
    Class C                                             $                  $

    WILMINGTON NEW YORK TAX-FREE PORTFOLIO,
    INCLUDING SHARES OF NEW YORK TAX-FREE BOND FUND*
    Investor Class (includes Class A and C              $                  $

                                                                           NET ASSET VALUE       SHARES
                                                      NET ASSETS           PER SHARE             OUTSTANDING
                                                      ----------           ---------------       -----------
    shares)
    Class B Shares                                      $                  $

------------------

* Each Successor Fund is a newly created series of WT Mutual Fund II and will not commence operations until the closing of the Reorganization. As a result, no Successor Fund has any net assets to report prior to the consummation of the Reorganization.

EXPENSES OF THE REORGANIZATION

         [Wilmington Trust Company] will bear the entire cost of the Reorganization including, but not limited to, costs associated with obtaining any necessary order of exemption from the Investment Company Act of 1940, preparation of the Trust's registration statement, printing and distributing the Successor Funds' prospectus and the HSBC Funds' proxy material, legal fees, accounting fees, securities registration fees, and expense of holding shareholders' meetings.

                   [INFORMATION ABOUT THE NOMINATED TRUSTEES]

         [The following individuals have been nominated for election as Trustees of the Trust: _________, _________, __________, __________, _________, and
___________. Certain information about these individuals are set forth in the following chart. Each nominee has agreed to serve if elected, and if he should be unavailable to serve for any reason, the persons named as proxies will vote for a substitute nominee selected by the Board of Trustees. The Trust currently knows of no reason why any of these nominees would be unable or unwilling to serve if elected.]

                  PRINCIPAL OCCUPATION          SHARES OWNED BENEFICIALLY AS OF
NAME AND AGE      FOR THE PAST FIVE YEARS       _________, 2001
------------      -----------------------       ---------------




      ADDITIONAL INFORMATION ABOUT THE HSBC FUNDS AND THE SUCCESSOR FUNDS

PURCHASES, REDEMPTIONS AND EXCHANGE OF SHARES

         Following the Reorganization, as a Successor Fund shareholder, you will enjoy the same transaction and shareholder servicing arrangements as other shareholders of the Wilmington fund family. In addition you will have a greater number of funds in the Wilmington fund family in which you can invest, including by exchange of your shares. For additional information regarding the purchase, redemption or exchange of Successor Fund shares, see the prospectus and SAI of the Successor Funds.

         PURCHASES. After the Closing Date, shares of Successor Funds may be purchased in the same manner as purchases of shares of the HSBC Funds. Successor Fund shares may be purchased by wire, telephone or mail or through an automatic investment plan. Unlike the HSBC Funds, shares of the Successor Funds may not be purchased electronically via automatic clearing house ("ACH"). The shares of each Successor Fund are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form. The NAV per share for each Successor Fund is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day"), as of the close of regular trading, but may also be computed at other times. For a more complete discussion of share purchases, see "Purchase of Shares" in prospectus of each Successor Fund.

         REDEMPTIONS. Like the HSBC Funds, shares of a Successor Fund may be redeemed by telephone, by mail, by exchange or by payment to a third party or through a systematic withdrawal plan. However, ACH redemptions are not on the Successor Funds. Redemptions are made at the NAV per share next determined after a request in proper form is received at the Fund's office. Normally, payments of redemption proceeds will be mailed within seven days following receipt of the required documents. For a more complete discussion of share redemption procedures, see "Redemption of Shares" in the prospectus of each Successor
Fund.

         Shares of the HSBC Funds will no longer be available for purchase beginning on the next Business Day following the Closing Date. Redemptions of HSBC Funds' shares may be effected until the Closing Date.

         EXCHANGES. Shares of each Successor Fund are exchangeable for shares of other funds in the same fund family, on the basis of their respective NAVs at the time of the exchange. After the Reorganization, shares of Successor Funds will be exchangeable for shares of the same class of a wide variety of funds in the Wilmington fund family. For a more complete discussion of the Successor Funds' exchange policies, see "Exchange of Shares" in each Successor Fund's prospectus.

DIVIDENDS AND OTHER DISTRIBUTIONS.

         The Successor Funds declare investment income distributes capital gains in accordance with the following schedule.


SUCCESSOR FUND                                    DIVIDEND SCHEDULE
--------------                                    -----------------
Wilmington Corporate Bond Portfolio               Dividends  are paid monthly and capital  gains are  distributed  at least annually
Wilmington Growth and Income Portfolio            Dividends are paid  semi-annually and capital gains are distributed at least annually
Wilmington International Equity Portfolio         Dividends are paid annually and capital  gains are  distributed  at least annually.
Wilmington New York Tax-Free Bond Portfolio       Dividends  are paid monthly and capital  gains are  distributed  at least annually

         The policy of each Successor Fund is to distribute substantially all of its investment income, less expenses to shareholders. Dividends and distributions of each of the funds are automatically reinvested in additional shares of the respective class of the particular fund, unless the shareholder elects to receive distributions in cash.

FORM OF ORGANIZATION

         WT Mutual Fund II and WT Investment Trust I are business trusts established under the Delaware Business Trust Act (the "Delaware Act"). HSBC Mutual Funds Trust is a business trust formed under the Massachusetts statute governing business trusts. Each of these trusts is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Delaware Act provides a more comprehensive framework for governance of business trusts than the Massachusetts statute.

         [Other than terms affected by the statutory differences between Massachusetts and Delaware business trusts described in the preceding paragraphs, the terms of the trust agreements of WT Mutual Fund II and HSBC Mutual Funds Trust are not materially different.]

         WT Mutual Fund II does not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing Trustees unless fewer than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. The Trustees will call annual or special meetings of shareholders for action by shareholder vote as may be required by the 1940
Act or the trust agreement of WT Mutual Fund II, or at their discretion.

         Whenever a Successor Fund, as a shareholder of its Master Fund, is requested to vote on any matter submitted to the shareholders of the Master Fund, the Successor Fund will hold a meeting of its shareholders to consider such matters. A Successor Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which a Successor Fund receives no voting instructions will be treated as having been voted in the same proportion as the votes received from Successor Fund shareholders.

SERVICE PROVIDERS

         The following service providers presently are engaged by the Successor Funds and the Master Funds to serve in the capacities indicated below:

    Distributor                             PFPC Distributors Inc.
                                            3200 Horizon Drive
                                            King of Prussia, PA 19406

    Administrator, Accounting Agent         PFPC Inc.
    and Transfer Agent:                     400 Bellevue Parkway
                                            Wilmington, DE 19890


    Custodian:                              Wilmington Trust Company
                                            1100 North Market Street
                                            Wilmington, DE 19890

                                            Bankers Trust Company
                                            (International Equity Series only)
                                            [address]

    Sub-Custodian:                          PFPC Trust Company
                                            [address]

    Independent Auditors:                   Ernst & Young LLP
                                            Two Commerce Square
                                            2001 Market Street, Suite 400
                                            Philadelphia, PA 19103

    Legal Counsel:                          [Pepper Hamilton LLP
                                            3000 Two Logan Square
                                            18th and Arch Streets
                                            Philadelphia, PA 19103]

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

         Solicitation of proxies is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about _______, 2001. Shareholders of an HSBC Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of _______ and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile or oral communication. [The HSBC Funds have retained Shareholder Communications Corporation, a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Shareholders of the HSBC Funds may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.]

         A shareholder may revoke the accompanying proxy at any time prior to its use by filing with the HSBC Funds, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Meeting in person may vote by ballot at the Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy card, but in the absence of voting directions in any proxy card that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Trustees of the HSBC Funds that may be presented at the Meeting.

VOTING RIGHTS

         Shareholders of an HSBC Fund are entitled to one vote for each share held as to any matter on which they are entitled to vote and each fractional share shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.

         Shareholders of an HSBC Funds at the close of business on August ___, 2001 (the "Record Date") will be entitled to be present and give voting instructions for the HSBC Funds at the Meeting with respect to their shares owned as of that Record Date. As of the Record Date, the number of shares of the HSBC Funds issued, outstanding and entitled to vote, are as indicated in the following table:

         HSBC FUND                       NUMBER OF SHARES ISSUED AND OUTSTANDING
         ---------                       ---------------------------------------
         Fixed Income Fund
         Growth and Income Fund
         International Equity Fund
         New York Tax-Free Bond Fund

         Approval of the Reorganization for a particular HSBC Fund requires the affirmative vote of a majority of the outstanding shares of such HSBC Fund. Under the Investment Company Act of 1940, the vote of holders of a "majority" means the vote of the holders of the lesser of (a) sixty-seven percent (67%) or more of the shares of an HSBC Fund present at the meeting or represented by proxy if the holders of fifty percent (50%) or more of such shares are so present or represented by proxy; or (b) more than fifty (50%) of such outstanding shares.

         The holders of a one-third of the outstanding shares present in person or represented by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

         If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization. The HSBC Funds expects that, before the Meeting, broker-dealer firms holding shares of an HSBC Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, the HSBC Funds understand that the broker-dealers that are members of the New York Stock Exchange may vote on the items to be considered at the Meeting on behalf of their customers and beneficial owners under the rules of the New York Stock Exchange.

         To the knowledge of the __________, as of _____, 2001, no current Trustee owns 1% or more of the outstanding shares of any HSBC Fund, and the officers and Trustees own, as a group, less than 1% of the shares of each HSBC Fund.

         APPENDIX C hereto lists the persons that, as of __________, 2001, owned beneficially or of record 5% or more of the outstanding shares of any class of an HSBC Fund or a Successor Fund.

OTHER MATTERS TO COME BEFORE THE MEETING

         The HSBC Funds do not know of any matters to be presented at the Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

         The Trust is not required to hold regular annual meetings and, in order to minimize their costs, do not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the Trust's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

         Shareholders may obtain, without charge, a copy of the most recent Annual Report regarding the HSBC Funds and the most recent Semi-Annual Report succeeding the Annual Report, if any, by calling (800) 634-2536.

LEGAL MATTERS

         Certain legal matters in connection with the issuance of shares of the Successor Funds as part of the Reorganization will be passed upon by Pepper Hamilton LLP, counsel to WT Mutual Fund II.

         IN ORDER THAT THE PRESENCE OF A QUORUM AT THE MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.



                                        Alaina V. Metz,
                                        Assistant Secretary

________, 2001
[Address]

                                   APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "WT Mutual Fund Agreement") is made as of this _____ day of _____________, 2001, by and between the WT Mutual Fund II, a Delaware business trust with its principal place of business at 1100 North Market Street, Wilmington, Delaware 19809, on behalf of its series, the ___________ (the "Acquiring Fund"), and HSBC Mutual Funds Trust, a Massachusetts business trust with its principal place of business at 3435 Stelzer Road, Columbus, Ohio 43219, on behalf of its series, _________ (the "Acquired Fund") .

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for a corresponding class shares of beneficial interest (_____ par value per share) of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, each of the Acquired Fund and the Acquiring Fund are open-end, registered investment companies of the management type or a series thereof and the Acquired Fund owns securities, which generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Trustees of the Acquiring Fund have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction;

         WHEREAS, the Trustees of the Acquired Fund, have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Acquiring Fund operates in a master/feeder arrangement whereby the Acquiring Fund is a feeder fund that invests substantially all of its assets in a corresponding master fund of WT Investment Trust I (the "Master Fund");

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

     1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

     1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date").

     1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

     1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

     1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund's then-current prospectus and statement of additional information.

     1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.   TRANSFER OF ASSETS OF THE ACQUIRED FUND TO MASTER FUND

      2.1. As soon as practicable following the asset transfer pursuant to
Section 1 hereof, the Acquiring Fund will assign, deliver and otherwise transfer all of the Acquired Fund's net assets to the Master Fund in exchange solely for shares of Master Fund Shares having an aggregate net asset value equal to the value of the Acquired Fund net assets, determined as provided in
Section 3 hereof and as of the date and time specified therein.

      2.2. Approval of this Agreement by the shareholders of the Acquired Fund shall be deemed to authorize and direct the Board of Trustees of Acquiring Fund to execute a form of shareholder consent approving the Investment Advisory Agreement between WT Investment Trust I, on behalf of the Acquired Fund, and Rodney Square Management Corporation, and the selection of Ernst & Young LLP to serve as the independent auditors for the Acquiring Fund and the Master Fund for the fiscal year ending June 30, 2002.

3.   VALUATION

     3.1. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures and then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     3.2. The net asset value of a Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus or statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

     3.3. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

     3.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to confirmation by the Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

4.   CLOSING AND CLOSING DATE

     4.1. The Closing Date shall be _____ ___, 2001, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.

     4.2. The Acquired Fund shall direct The Bank of New York as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Fund Custodian to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of such depositories and the Custodian, the Acquired Fund's portfolio securities and instruments deposited with a securities depository, as defined in

Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"). The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

     4.3. The Acquired Fund shall direct BISYS Fund Services, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

     4.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Board of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

5.   REPRESENTATIONS AND WARRANTIES

     5.1. Except as has been disclosed to the Acquiring Fund, the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

              (a) The Acquired Fund is duly organized as a series of HSBC Mutual Funds Trust, a business trust duly organized and validly existing under the laws of the State of Massachusetts with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

              (b) HSBC Mutual Funds Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

              (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

              (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

              (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

              (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquired Fund's Agreement and Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound;

              (g) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date;

              (h) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

              (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at ________, ___, have been audited by Ernst & Young LLP independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

              (j) Since __________, 200_ there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

              (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

              (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

              (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

              (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

              (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

              (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

     5.2. The Acquiring Fund represents and warrants to the Acquired Fund as follows:

              (a) The Acquiring Fund is duly organized as a series of the WT Mutual Fund II, which is a business trust duly organized and validly existing under the laws of the State of Delaware with power under its Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

              (b) WT Mutual Fund II is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Fund under the 1933 Act, is in full force and effect;

              (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

              (d) The current prospectus and statement of additional information of the Acquiring Fund conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

              (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

              (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Acquiring Fund's Agreement and Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound;

              (g) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

              (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at ______, 200_ have been audited by Ernst & Young LLP independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

              (i) Since ___________, 200_, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

              (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

              (k) For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

              (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

              (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Acquiring Fund on behalf of the Acquiring Fund and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

              (n) The Class A Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

              (o) The information to be furnished by the Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

              (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

6.   COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     6.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

     6.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

     6.3. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

     6.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

     6.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

     6.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

     6.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

     6.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

     6.9. The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     6.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at the Acquired Fund's election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

     7.1. All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     7.2. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Fund shall reasonably request;

     7.3. The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date; and

     7.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.   CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at the Acquiring Fund's election to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

     8.1. All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

     8.2. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Acquired Fund;

     8.3. The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request;

     8.4. The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date;

     8.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

     8.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     9.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Fund's Agreement and Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1;

     9.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

     9.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

     9.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

     9.5. The parties shall have received the opinion of Pepper Hamilton LLP addressed to the Acquired Fund and the Acquiring Fund substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Pepper Hamilton LLP of representations it shall request of the Acquiring Fund and the Acquired Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this paragraph 8.5.

10.  INDEMNIFICATION

     10.1. The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the Acquired Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     10.2. The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Fund's Trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally the Acquiring Fund or any of its Trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out or or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

11.  BROKERAGE FEES AND EXPENSES

     11.1. The Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

     11.2. The expenses relating to the proposed Reorganization will be borne by [Wilmington Trust Company]. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings.

12.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     12.1. The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     12.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13.  TERMINATION

     13.1. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before ___________ __, 200_, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

14.  AMENDMENTS

     14.1. This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Fund and the Acquiring Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.  NOTICES

     15.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Acquired Fund, 3435 Stelzer Road, Columbus, Ohio 43219, attn: Walter B. Grimm, in each case with a copy to Paul, Weiss, Rifkind, Wharton & Garrison, 1285 Avenue of the Americas, New York, New York 10019-6064, attn: Steven R. Howard, and to the Acquiring Fund, 1100 North Market Street, Wilmington, Delaware, 19809, attn: John R. Giles, in each case with a copy to Pepper Hamilton LLP, 3000 Two Logan Square, Philadelphia, PA 19103, attn: Joseph V. Del Raso.

16.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
LIABILITY

     16.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     16.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     16.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

     16.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     16.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Acquiring Fund or Acquired Fund personally, but shall bind only the trust property of such party, as provided in the Articles of Incorporation of the Acquiring Fund or Acquired Fund. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each party as provided in the Agreement and Declaration of Trust of each party.

         IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.


Attest:                                      WT MUTUAL FUND II on behalf of its
                                             __________________ series.
__________________________________           By: _______________________________
SECRETARY
                                             Title: _______________________________

Attest:                                      HSBC MUTUAL FUNDS TRUST, on behalf of its  __________________
                                             series.


__________________________________           By: _______________________________
SECRETARY
                                             Title: ____________________________

                                   APPENDIX B


         The following is a list portfolios in the Wilmington Family of Funds and classes available to holders of the Successor Fund after the Reorganization.


           FUND                                                     CLASSES OFFERED

Wilmington Intermediate Bond Portfolio                              Institutional Class
                                                                    Investor Class

Wilmington International Multi-Manger Portfolio                     Institutional Class
                                                                    Investor Class

Wilmington Large Cap Core Portfolio                                 Institutional Class
                                                                    Investor Class

Wilmington Large Cap Growth Portfolio                               Institutional Class
                                                                    Investor Class

Wilmington Large Cap Value Portfolio                                Institutional Class
                                                                    Investor Class

Wilmington Municipal Bond Portfolio                                 Institutional Class
                                                                    Investor Class

Wilmington Prime Money Market Portfolio                             Service Class
                                                                    Institutional Class

Wilmington Short/Intermediate Bond Portfolio                        Institutional Class
                                                                    Investor Class

Wilmington Small Cap Core Portfolio                                 Institutional Class
                                                                    Investor Class

Wilmington Tax-Exempt Portfolio                                     Investor Class
                                                                    Service Class

Wilmington U.S. Government Portfolio                                Investor Class
                                                                    Service Class

Wilmington Corporate Bond Portfolio                                 Investor Class

Wilmington Growth and Income Portfolio                              Investor Class

Wilmington International Equity Portfolio                           Investor Class
                                                                    Institutional Class

Wilmington New York Tax-Free Bond Portfolio                         Investor

Wilmington New York Tax-Free Money Market Portfolio                 Investor


                                   APPENDIX C

         As of ______________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified class of the Fixed Income Fund:

                                         % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
             NAME AND ADDRESS    CLASS    REORGANIZATION        REORGANIZATION        REORGANIZATION
             ----------------    -----   -----------------     ----------------      ----------------



         As of ______________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified class of the Growth and Income Fund:

                                         % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
             NAME AND ADDRESS    CLASS    REORGANIZATION        REORGANIZATION        REORGANIZATION
             ----------------    -----   -----------------     ----------------      ----------------



         As of ______________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified class of the International Equity Fund:

                                         % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
             NAME AND ADDRESS    CLASS    REORGANIZATION        REORGANIZATION        REORGANIZATION
             ----------------    -----   -----------------     ----------------      ----------------



         As of ______________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified class of the New York Tax-Free Bond Fund:

                                         % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
             NAME AND ADDRESS    CLASS    REORGANIZATION        REORGANIZATION        REORGANIZATION
             ----------------    -----   -----------------     ----------------      ----------------



        As of ____________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified class of the following Wilmington Corporate Bond Portfolio :

                                         % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
             NAME AND ADDRESS    CLASS    REORGANIZATION        REORGANIZATION        REORGANIZATION
             ----------------    -----   -----------------     ----------------      ----------------



        As of ____________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified class of the following Wilmington Growth and Income Portfolio :

                                         % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
             NAME AND ADDRESS    CLASS    REORGANIZATION        REORGANIZATION        REORGANIZATION
             ----------------    -----   -----------------     ----------------      ----------------



        As of ____________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified class of the following Wilmington International Equity Portfolio:

                                         % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
             NAME AND ADDRESS    CLASS    REORGANIZATION        REORGANIZATION        REORGANIZATION
             ----------------    -----   -----------------     ----------------      ----------------



        As of ____________, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified class of the following Wilmington New York Tax-Free Bond Portfolio:

                                         % OF CLASS BEFORE     % OF FUND BEFORE      % OF FUND AFTER
             NAME AND ADDRESS    CLASS    REORGANIZATION        REORGANIZATION        REORGANIZATION
             ----------------    -----   -----------------     ----------------      ----------------



                                     PART B
                                WT MUTUAL FUND II

 ---------------------------------------------------------------------------

                       Statement of Additional Information
                               ________ ___, 2001
 ---------------------------------------------------------------------------

This Statement of Additional Information is available to the Shareholders of Fixed Income Fund, Growth and Income Fund, International Equity Fund, and New York Tax-Free Bond Fund (collectively, the "HSBC Funds"), each a series of HSBC Mutual Funds Trust , in connection with a proposed transaction whereby all of its assets and liabilities will be transferred to Wilmington Corporate Bond Portfolio, Wilmington Growth and Income Portfolio, Wilmington International Equity Portfolio and Wilmington New York Tax-Free Bond Portfolio, respectively, (collectively, the "Successor Funds"), each a series of the WT Mutual Fund II, in exchange for shares of the Successor Funds.

This Statement of Additional Information of the WT Mutual Fund II consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for the HSBC Funds dated ________ ___, 200_, as filed on __________, 2001.

2. The Statement of Additional Information for the Successor Funds dated ________ ___, 200_, as filed on __________, 2001.

3. The Financial Statements of HSBC Funds dated [___________], as filed on [___________].

4. The Financial Statements of HSBC Funds are included in the Semi-Annual Report of HSBC Funds dated [___________], as filed on [___________].

This Statement of Additional Information is not a Prospectus. A Proxy Statement/Prospectus dated ________ ___, 2001 relating to the Reorganization of the HSBC Funds may be obtained, without charge, by writing to the HSBC Funds at 3425 Stelzer Road, Columbus, Ohio, 43219 or calling 1-800-634-2536. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                         PRO FORMA FINANCIAL STATEMENTS

         Shown below are financial statements for the HSBC Funds and PRO FORMA financial statements for the Successor Funds, assuming the Reorganization is consummated, as of [___________]. The first table presents Statements of Assets and Liabilities (unaudited) for HSBC Funds and PRO FORMA figures for the Successor Funds. The second table presents Statements of Operations (unaudited) for HSBC Funds and PRO FORMA figures for the combined Successor Funds. The third table presents Portfolio of Investments for HSBC Funds and pro forma figures for the combined Successor Funds. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).

                                     PART C

                                OTHER INFORMATION


Item 15.        INDEMNIFICATION

                Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust and to Article IX of the Registrant's By-laws, which are incorporated herein by reference (see Items 1 and 2 below). Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:

                "Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling person of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered. The Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 16.        EXHIBITS

EXHIBIT
NUMBER          DESCRIPTION
-------         -----------

    (1)         (a)  Form of Agreement and Declaration of Trust(1)

                (b)  Certificate of Trust(1)

    (2)         Form of By-laws(1)

    (3)         Not Applicable

    (4) A copy of the Agreement and Plan of Reorganization is filed in Registrant's Form N-14 as Appendix B of the Proxy
                Statement/Prospectus.

    (5) Provisions of instruments defining the rights of holders of Registrant's securities are contained in the Agreement and Declaration of Trust Articles III, VII and VIII and in the By-laws Articles VII and VIII.

    (6)         (a)  Form of Investment Advisory Agreement between Registrant and Rodney Square Management Corporation(1)

                (b) Form of Investment Sub-Advisory Agreement between Rodney Square Management Corporation and Delaware International Advisers Ltd.(1)

    (7) Form of Distribution Agreement between Registrant and PFPC Distributors, Inc. (1)

    (8)         None

    (9)         (a)  Form of Custody Agreement between Registrant and Wilmington
                     Trust Company(1)


                (b) Form of Custody Agreement between Registrant and Bankers Trust Company(1)

    (10)        Rule 12b-1 Plan of Registrant(1)

    (11) Opinion and Consent of Pepper Hamilton LLP as to the legality of the securities being registered will be filed by amendment.

    (12)        (a)  Opinion and Consent of Pepper Hamilton LLP regarding
                     certain tax matters in connection with the Successor Fund will be filed by amendment.

                (b) Opinion and Consent of Pepper Hamilton LLP regarding certain tax matters in connection with the Master Fund will be filed by amendment.

    (13)        (a)  Form of Transfer Agency Agreement between Registrant and
                     PFPC Inc. (1)


                (b) Form of Accounting Services Agreement between Registrant and PFPC Inc. (1)

                (c) Form of Administration Agreement between Registrant and PFPC Inc. (1)

    (14)        Consent of Ernst & Young LLP will be filed by amendment.

    (15)        Financial Statements - None

    (16)        Powers of Attorney - None

    (17)        (a)  Form of Proxy for Fixed Income Fund is filed herewith.


                (b)  Form of Proxy for Growth and Income Fund is filed herewith.


                (c) Form of Proxy for International Equity Fund is filed herewith.


                (d) Form of Proxy for New York Tax-Free Bond Fund is filed herewith.

------------------

(1) Previously filed with the Securities and Exchange Commission on Form N-1A on July 12, 2001 and incorporated herein by reference.

Item 17.        UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington and State of Delaware on the 13th day of July 2001.

                                          WT MUTUAL FUND II

                                          By: /s/Robert J. Christian
                                              ----------------------------------
                                              Robert J. Christian
                                              President


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

         SIGNATURE                         TITLE                     DATE
         ---------                         -----                     ----

  /s/ Robert J. Christian       President and Trustee          July 13, 2001
  ----------------------
  Robert J. Christian

                                  EXHIBIT INDEX

EXHIBIT
NUMBER          DESCRIPTION
-------         -----------
    (17)        (a)  Form of Proxy for Fixed Income Fund is filed herewith.


                (b)  Form of Proxy for Growth and Income Fund is filed herewith.


                (c) Form of Proxy for International Equity Fund is filed herewith.


                (d) Form of Proxy for New York Tax-Free Bond Fund is filed herewith.